Equity Method Investment (Detail) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 KRW
Equity Method Investment [Abstract]
Equity Method Investment, Ownership Percentage	35.00%	35.00%
Payments to Acquire Equity Method Investments	$ 140.7	143,900.0